Accrued Expenses and Other Current Liabilities - Schedule of Components of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accrued Liabilities And Other Liabilities [Abstract]
Salary and welfare payable	¥ 215,551		¥ 124,191
Accrued expenses for paid and promotional courses	141,163		91,319
Accrued operating expenses	133,096		61,331
Refund liabilities	22,869		5,907
Payable for acquisitions of property and equipment	13,024		4,096
Payable related to the IPO issuance cost	9,684
Other tax payable	4,400		6,641
Notes payable to suppliers			13,698
Warrant liabilities			1,848
Accrued expenses and other current liabilities	¥ 539,787	$ 82,725	¥ 309,031